Note 4 - Trade Receivables (Tables)	12 Months Ended
Jan. 31, 2015
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	January 31, 2015	January 31, 2014
Trade receivables	23,714	21,442
Less: Allowance for doubtful accounts	(1,101)	(884)
	22,613	20,558